INCOME TAXES	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 15 – INCOME TAXES

Income tax expense was as follows:

	2015	2014	2013
Current	$1,715	$3,240	$886
Deferred	2,414	854	2,511
Change in valuation allowance	13	109	137

Income tax expense	$4,142	$4,203	$3,534

A reconciliation of income tax expense at the U.S. federal statutory rate (35% in 2015 and 2014 and 34% in 2013) to the Company’s actual income tax expense is shown below:

	2015	2014	2013
Computed at the statutory rate	$5,055	$4,617	$3,878
Increase (decrease) resulting from:
State and local taxes, net of federal benefit	457	398	295
Tax-exempt interest	(370)	(294)	(281)
Non-taxable life insurance income	(335)	(326)	(324)
Non-deductible expenses	167	90	74
Federal tax credits	(435)	(290)	(276)
Gain on acquisition	(239)	—	—
Change in valuation allowance	13	109	137
Other	(171)	(101)	31

Income tax expense	$4,142	$4,203	$3,534

The deferred tax effects of unrealized or unamortized gains and losses on securities are recorded directly to stockholders’ equity as part of other comprehensive income. In addition, during 2015, in connection with the termination of the Company’s restricted stock unit plan, tax benefits of $224 were recorded directly to additional paid-in capital.

Components of deferred tax assets and liabilities are as follows:

	2015	2014
Deferred tax assets
Allowance for loan losses	$2,106	$2,281
Net unrealized or unamortized losses on securities	1,463	1,406
Tax credit carryforwards	1,111	103
Accrued compensation	937	1,590
Net operating loss carryforwards	862	129
Other real estate owned	560	728
Acquired loans fair market value adjustments	448	409
Other	446	399

Gross deferred tax assets	7,933	7,045

Deferred tax liabilities
Assumed debt fair market value adjustments	2,336	2,453
Goodwill amortization	1,551	1,417
Depreciation	1,383	1,603
Federal Home Loan Bank stock dividends	596	150
Core deposit intangibles	476	279
Other	344	115

Gross deferred tax liabilities	6,686	6,017
State valuation allowance	(317)	(263)

Net deferred tax asset	$930	$765

Deferred income tax balances reflect the effects of temporary differences between the carrying amounts of assets and liabilities and their tax bases and are stated at enacted tax rates expected to be in effect when taxes are actually paid or recovered. The 2014 deferred income tax provision includes $35 related to an increase in the expected federal rate to be in effect when taxes are actually paid or recovered from 34% to 35%. In 2015, the Company recognized deferred tax assets, net of state valuation allowance of $3,023 and deferred tax liabilities of $488 for temporary differences, net operating loss carryforwards, and tax credit carryforwards associated with the acquisition of First Independence. The acquired federal net operating losses total $1,470 at December 31, 2015 and will expire between 2030 and 2031. Acquired federal tax credits totaling $1,111 will expire between 2027 and 2034. The utilization of these net operating loss and tax credit carryforwards are not expected to be limited by internal revenue code sections 382 and 383.

The Company and its subsidiaries are subject to U.S. federal income tax as well as income tax of the states of Kansas, Missouri, and Iowa. Commercial banks are not allowed to file consolidated Kansas returns with non-bank consolidated group members. The Company has unused state operating loss carryforwards of approximately $9,121 that expire between 2016 and 2026 resulting from the separate Kansas returns of the Company and SA Holdings, Inc. These operating losses, as well as certain deferred tax assets, have a full valuation allowance recorded against them resulting in a zero carrying value. In connection with the acquisition of First Independence, the Company acquired Kansas net operating losses useable against Kansas bank income. At December 31, 2015, the Kansas net operating loss carryforward useable against Kansas bank income totaled $3,891 with expiration dates between 2019 and 2022. The utilization of this acquired Kansas net operating loss carryforward is expected to be limited, and a valuation allowance has been recorded against the portion which is expected to expire unused. In establishing a valuation allowance management considers whether it is more likely than not that some or all of the deferred tax assets will not be realized. The Company is no longer subject to examination by taxing authorities for years before 2012. At December 31, 2015 there were no examinations in any jurisdiction.